8. Notes and Loans Payable (Details - Notes Payable) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Loans Payable Unrelated Party		$ 665,488	$ 215,979
Notes Payable - Unrelated Party	$ 1,050,777	676,477	0
Notes payable - related party	296,916	214,495	144,189
Total	$ 1,347,693	941,719	360,168
Current portion		(941,719)	(360,168)
Long-term portion		$ 0	$ 0